ING SERIES FUND, INC.

ING Core Equity Research Fund (“Fund”)

Supplement dated May 18, 2011

to the Fund’s Class A, Class B, Class C, Class I, Class O and

Class W Prospectus (“Prospectus”) dated September 30, 2010

Effective May 20, 2011 Michael Pytosh will replace Pavel Vaynshtok as co-portfolio manager for the Fund. All references to Pavel Vaynshtok as co-portfolio manager for the Fund are hereby deleted and replaced with Michael Pytosh.

The Fund’s Prospectus is revised as follows:

1.	The section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Fund’s Prospectus, is deleted in its entirety and replaced with the following:

Portfolio Managers
Christopher F. Corapi	Michael Pytosh
Portfolio Manager (since 02/04)	Portfolio Manager (since 05/11)

2.	The third paragraph of the section entitled “Management of the Funds – ING Core Equity Research Fund” of the Fund’s Prospectus is hereby deleted and replaced with the following:

Michael Pytosh, Portfolio Manager, joined ING Investment Management in 2004 as a senior sector analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

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ING SERIES FUND, INC.

ING Core Equity Research Fund (“Fund”)

Supplement dated May 18, 2011

to the Fund’s Class A, Class B, Class C, Class I, Class O and

Class W Statement of Additional Information dated September 30, 2010

(“SAI”)

Effective May 20, 2011 Michael Pytosh will replace Pavel Vaynshtok as co-portfolio manager for the Fund. All references to Pavel Vaynshtok as co-portfolio manager for the Fund are hereby deleted and replaced with Michael Pytosh.

The Fund’s SAI is amended to reflect the following:

1.

The tables in the sub-sections entitled “Other Accounts Managed” and “Portfolio Manager Ownership of Securities” under the section entitled “Portfolio Managers” in the Fund’s SAI are hereby deleted in their entirety and replaced with the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph Basset, CFA	2	$620,073,176	4	$173,209,745	3	$232,861,127
Christopher F. Corapi	6	$4,089,642,423	0	$0	0	$0
Vincent Costa	23	$8,745,687,177	5	$224,281,595	15	$2,121,039,469(1)
Pranay Gupta	6	$1,346,875,140	5	$224,281,595	15	$2,121,039,469
Steve Salopek	4	$858,704,117	4	$173,209,745	7	$573,768,502
Michael Pytosh(2)	1	$4,322,779,692	0	$0	0	$0
Paul Zemsky	26	$6,184,881,611	13	$225,645,507(3)	0	$0
(1)	1 of these accounts with total assets of $47,675,210 has an advisory fee that is also based on the performance of the accounts.
(2)	As of December 31, 2010.
(3)	2 of these accounts with total assets of $704,747,841 have an advisory fee that is also based on the performance of the accounts.

Ownership of Securities

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Joseph Basset, CFA	Small Company	None
Christopher F. Corapi	Core Equity Research	None
Vincent Costa	Corporate Leaders 100 Index Plus LargeCap Index Plus MidCap Index Plus SmallCap	None
Pranay Gupta	Index Plus LargeCap Index Plus MidCap Index Plus SmallCap	None $1-$10,000 None None
Steve Salopek	Small Company	None
Michael Pytosh(1)	Core Equity Research	None
Paul Zemsky	Tactical Asset Allocation	None
(1)	As of December 31, 2010.

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